SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Subsidiaries other than 100% owned Barrick subsidiaries
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2018:

	Place of business	Entity type	Economic interest[1]	Method[2]
Acacia Mining plc[3]	Tanzania	Subsidiary, publicly traded	63.9%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
South Arturo[3]	United States	Subsidiary	60%	Consolidation
Norte Abierto Project[4]	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Kalgoorlie Mine	Australia	JO	50%	Our share
Porgera Mine[5]	Papua New Guinea	JO	47.5%	Our share
Turquoise Ridge Mine[5]	United States	JO	75%	Our share
Veladero[6]	Argentina	JO	50%	Our share
GNX[7,8]	Chile	JV	50%	Equity Method
Jabal Sayid[7]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[7,8]	Tanzania	JV	50%	Equity Method
Zaldívar[7]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]	We consolidate our interests in Acacia, Pueblo Viejo and South Arturo and record a non-controlling interest for the 36.1%, 40% and 40%, respectively, that we do not own.

[4]
We divested 25% of Cerro Casale on June 9, 2017, bringing our ownership down to 50%. As part of that transaction, we formed a joint operation with Goldcorp. The joint operation, which is now referred to as the Norte Abierto project, includes the Cerro Casale, Caspiche and Luciano deposits.

[5]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[6]	We divested 50% of Veladero on June 30, 2017, bringing our ownership down to 50%.

[7]	Barrick has commitments of $307 million relating to its interest in the joint ventures.

[8]
These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies. Expenses are recognized through our equity pick-up (loss). Refer to note 16 for further details.

	Pueblo Viejo	Acacia	Cerro Casale	Other	Total
NCI in subsidiary at December 31, 2018	40%	36.1%	25%	Various
At January 1, 2017	$1,311	$704	$319	$44	$2,378
Share of income (loss)	118	(211)	173	(2)	78
Cash contributed	—	—	1	12	13
Decrease in non-controlling interest	—	—	(493)	—	(493)
Disbursements	(139)	(13)	—	(43)	(195)
At December 31, 2017	$1,290	$480	$—	$11	$1,781
Share of income (loss)	89	22	—	(1)	110
Cash contributed	—	—	—	24	24
Disbursements	(108)	—	—	(15)	(123)
At December 31, 2018	$1,271	$502	$—	$19	$1,792

	Pueblo Viejo		Acacia
For the years ended December 31	2018	2017	2018	2017
Revenue	$1,333	$1,417	$664	$751
Income (loss) from continuing operations after tax	206	293	59	(630)
Other comprehensive income (loss)	—	—	—	—
Total comprehensive income (loss)	$206	$293	$59	($630)
Dividends paid to NCI	$—	$—	$—	$13

Summarized Statements of Cash Flows

	Pueblo Viejo		Acacia
For the years ended December 31	2018	2017	2018	2017
Net cash provided by (used in) operating activities	$272	$283	$123	($15)
Net cash used in investing activities	(144)	(112)	(45)	(160)
Net cash used in financing activities	(108)	(539)	(28)	(62)
Net increase (decrease) in cash and cash equivalents	$20	($368)	$50	($237)

	Pueblo Viejo		Acacia
	As at December 31, 2018	As at December 31, 2017	As at December 31, 2018	As at December 31, 2017
Current assets	$520	$488	$555	$464
Non-current assets	3,469	3,489	1,261	1,333
Total assets	$3,989	$3,977	$1,816	$1,797
Current liabilities	720	907	206	212
Non-current liabilities	402	248	246	280
Total liabilities	$1,122	$1,155	$452	$492

Joint arrangements
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2018:

	Place of business	Entity type	Economic interest[1]	Method[2]
Acacia Mining plc[3]	Tanzania	Subsidiary, publicly traded	63.9%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
South Arturo[3]	United States	Subsidiary	60%	Consolidation
Norte Abierto Project[4]	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Kalgoorlie Mine	Australia	JO	50%	Our share
Porgera Mine[5]	Papua New Guinea	JO	47.5%	Our share
Turquoise Ridge Mine[5]	United States	JO	75%	Our share
Veladero[6]	Argentina	JO	50%	Our share
GNX[7,8]	Chile	JV	50%	Equity Method
Jabal Sayid[7]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[7,8]	Tanzania	JV	50%	Equity Method
Zaldívar[7]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]	We consolidate our interests in Acacia, Pueblo Viejo and South Arturo and record a non-controlling interest for the 36.1%, 40% and 40%, respectively, that we do not own.

[4]
We divested 25% of Cerro Casale on June 9, 2017, bringing our ownership down to 50%. As part of that transaction, we formed a joint operation with Goldcorp. The joint operation, which is now referred to as the Norte Abierto project, includes the Cerro Casale, Caspiche and Luciano deposits.

[5]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[6]	We divested 50% of Veladero on June 30, 2017, bringing our ownership down to 50%.

[7]	Barrick has commitments of $307 million relating to its interest in the joint ventures.

[8]
These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies. Expenses are recognized through our equity pick-up (loss). Refer to note 16 for further details.

Equity Accounting Method Investment Continuity

	Kabanga	Jabal Sayid	Zaldívar	GNX	Total
At January 1, 2017	$30	$180	$974	$1	$1,185
Equity pick-up (loss) from equity investees	(1)	26	61	(10)	76
Funds invested	1	—	—	11	12
Dividend	—	—	(60)	—	(60)
At December 31, 2017	$30	$206	$975	$2	$1,213
Equity pick-up (loss) from equity investees	—	39	14	(7)	46
Funds invested	—	—	—	5	5
Impairment charges	(30)	—	—	—	(30)
At December 31, 2018	$—	$245	$989	$—	$1,234
Publicly traded	No	No	No	No

Summarized Equity Investee Financial Information
	Jabal Sayid		Zaldívar
For the years ended December 31	2018	2017	2018	2017
Revenue	$296	$214	$599	$649
Cost of sales (excluding depreciation)	158	116	404	375
Depreciation	39	33	118	111
Finance expense	2	3	—	1
Other expense (income)	9	2	25	—
Income from continuing operations before tax	$88	$60	$52	$162
Income tax expense	(10)	(8)	(24)	(40)
Income from continuing operations after tax	$78	$52	$28	$122
Total comprehensive income	$78	$52	$28	$122
Summarized Balance Sheet
	Jabal Sayid		Zaldívar
For the years ended December 31	2018	2017	2018	2017
Cash and equivalents	$128	$50	$129	$72
Other current assets[1]	68	70	602	563
Total current assets	$196	$120	$731	$635
Non-current assets	482	485	1,927	1,582
Total assets	$678	$605	$2,658	$2,217
Current financial liabilities (excluding trade, other payables & provisions)	$48	$12	$18	$19
Other current liabilities	41	35	85	110
Total current liabilities	$89	$47	$103	$129
Non-current financial liabilities (excluding trade, other payables & provisions)	331	379	12	20
Other non-current liabilities	14	13	546	99
Total non-current liabilities	$345	$392	$558	$119
Total liabilities	$434	$439	$661	$248
Net assets	$244	$166	$1,997	$1,969

[1]	Zaldívar other current assets include inventory of $533 million (2017: $451 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP.

Reconciliation of Summarized Financial Information to Carrying Value
	Jabal Sayid[1]	Zaldívar
Opening net assets	$166	$1,969
Income for the period	78	28
Dividend	—	—
Closing net assets, December 31	$244	$1,997
Barrick's share of net assets (50%)	122	999
Equity earnings adjustment	—	(10)
Goodwill recognition	123	—
Carrying value	$245	$989

[1]	A $165 million non-interest bearing shareholder loan due from the Jabal Sayid JV is presented as part of Other Assets (see note 22).

Estimated useful lives of major asset categories
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	2 – 29 years
Underground mobile equipment	4 - 7 years
Light vehicles and other mobile equipment	2 - 10 years
Furniture, computer and office equipment	1 - 10 years

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2018
Net of accumulated depreciation	$4,213	$6,522	$3,071	$13,806
Additions[4]	(21)	199	1,050	1,228
Capitalized interest	—	—	9	9
Disposals	(7)	—	—	(7)
Depreciation	(790)	(772)	—	(1,562)
Impairment charges	(394)	(178)	(76)	(648)
Transfers[5]	599	487	(1,086)	—
At December 31, 2018	$3,600	$6,258	$2,968	$12,826
At December 31, 2018
Cost	$14,750	$21,624	$14,610	$50,984
Accumulated depreciation and impairments	(11,150)	(15,366)	(11,642)	(38,158)
Net carrying amount – December 31, 2018	$3,600	$6,258	$2,968	$12,826

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2017
Cost	$14,111	$20,778	$14,634	$49,523
Accumulated depreciation and impairments	(9,555)	(13,584)	(12,281)	(35,420)
Net carrying amount – January 1, 2017	$4,556	$7,194	$2,353	$14,103
Additions[4]	158	219	1,966	2,343
Disposals	(72)	(194)	(931)	(1,197)
Depreciation	(878)	(819)	—	(1,697)
Impairment reversals (charges)	(102)	(359)	715	254
Transfers[5]	551	481	(1,032)	—
At December 31, 2017	$4,213	$6,522	$3,071	$13,806
At December 31, 2017
Cost	$14,209	$20,938	$14,637	$49,784
Accumulated depreciation and impairments	(9,996)	(14,416)	(11,566)	(35,978)
Net carrying amount – December 31, 2017	$4,213	$6,522	$3,071	$13,806

[1]	Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.

[2]	Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.

[3]
Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.

[4]	Additions include revisions to the capitalized cost of closure and rehabilitation activities.

[5]	Primarily relates to long-lived assets that are transferred to PP&E once they are placed into service.
Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2018	Carrying amount at Dec. 31, 2017
Construction-in-progress[1]	$786	$640
Acquired mineral resources and exploration potential	124	186
Projects
Pascua-Lama	1,245	1,467
Norte Abierto	639	612
Donlin Gold	174	166
	$2,968	$3,071

[1]	Represents assets under construction at our operating minesites.